Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, placement units, Working Capital Units and Extension Units that may be issued upon conversion of loans made by our sponsor or one of its affiliates, and their permitted transferees, will have registration rights to require us to register a sale of any of our securities held by them (in the case of the founder shares, only after conversion to our Class A ordinary shares) pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that we register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include such securities in other registration statements filed by us and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that we will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. We will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were granted a 45-day option to purchase up to 2,250,000 additional Units to cover any over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. The Units that would be issued in connection with the over-allotment option would be identical to the Units issued in the Initial Public Offering. On August 15, 2025, the underwriters formally notified the Company that they will exercise their over-allotment option to the full extent of 2,250,000 Units at $10.00 per Unit, generating additional proceeds to the Company of $22,500,000. The Units were delivered to the underwriters in connection with the closing on August 19, 2025. The $22,500,000 of proceeds were placed in the Trust Account.

The underwriters were paid a cash underwriting discount of $0.10 per Unit, or $1,500,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a contingent, deferred fee of $0.30 per Unit, or $4,500,000 from the Units sold in the Initial Public Offering and $675,000 from the Units sold pursuant to the underwriter’s exercise of the over-allotment option in full, resulting in deferred underwriting commissions payable of $5,175,000 in the aggregate as of June 30, 2026. The contingent, deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.

Representative Shares

The Company issued an aggregate of 86,250 ordinary shares to the underwriters and/or its designees (the “Representative Shares”) at the consummation of the Initial Public Offering and in connection with the underwriters full exercise of the over-allotment option. The Company accounts for the Representative Shares as an offering cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The underwriters (and any of its designees to whom the Representative Shares are issued) agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of an initial Business Combination. In addition, the Representative Shares were deemed to be underwriting compensation by FINRA pursuant to FINRA Rule 5110 and will, accordingly, be subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Units in the Initial Public Offering. Furthermore, the underwriters agreed (and any of its designees to whom the Representative Shares are issued agreed) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within the Combination Period.

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, placement units, Working Capital Units and Extension Units that may be issued upon conversion of loans made by our sponsor or one of its affiliates, and their permitted transferees, will have registration rights to require us to register a sale of any of our securities held by them (in the case of the founder shares, only after conversion to our Class A ordinary shares) pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that we register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include such securities in other registration statements filed by us and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that we will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. We will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were granted a 45-day option to purchase up to 2,250,000 additional Units to cover any over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. The Units that would be issued in connection with the over-allotment option would be identical to the Units issued in the Initial Public Offering. On August 15, 2025, the underwriters formally notified the Company that they will exercise their over-allotment option to the full extent of 2,250,000 Units at $10.00 per Unit, generating additional proceeds to the Company of $22,500,000. The Units were delivered to the underwriters in connection with the closing on August 19, 2025. The $22,500,000 of proceeds was placed in the Trust Account.

The underwriters were paid a cash underwriting discount of $0.10 per Unit, or $1,500,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, the underwriter are entitled to a contingent, deferred fee of $0.30 per Unit, or $4,500,000 in the aggregate. The contingent, deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.

Representative Shares

The Company issued an aggregate of 86,250 ordinary shares to the underwriters and/or its designees (the “Representative Shares”) at the consummation of the Initial Public Offering and in connection with the underwriters full exercise of the over-allotment option. The Company accounts for the Representative Shares as an offering cost of the Initial Public Offering, resulting in a charge directly to shareholders’ equity. The underwriters (and any of its designees to whom the Representative Shares are issued) agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of an initial Business Combination. In addition, the Representative Shares were deemed to be underwriting compensation by FINRA pursuant to FINRA Rule 5110 and will, accordingly, be subject to certain transfer restrictions or a period of 180 days beginning on the date of commencement of sales of the Units in the Initial Public Offering. Furthermore, the underwriters agreed (and any of its designees to whom the Representative Shares are issued agreed) (i) to waive its redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within the Combination Period.